Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands					12 Months Ended
	Dec. 27, 2024 shares	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 27, 2023 shares	Dec. 31, 2024 USD ($) security segment shares	Dec. 31, 2023 USD ($) security	Nov. 10, 2023	Jan. 01, 2023 USD ($)	Nov. 01, 2021 USD ($)
Product Information [Line Items]
Number of operating segments | segment					1
Accounts receivable, allowance for credit losses					$ 80	$ 80
Notes receivable, allowance for credit losses					0	2,558
Debt securities, available-for-sale, allowance for credit loss					0			$ 0
Realized losses on investment securities					$ 59	$ 238
Number of debt securities in an unrealized loss position | security					50	13
Fair value of debt securities in an unrealized loss position					$ 6,562	$ 4,263
Fair value of debt securities in an unrealized loss position greater than one year					1,927	2,759
Unrealized loss on investments					297	395
Impairment loss					$ 0	0
Change in fair value of liability, location					Other income (expense)
Guaranteed Revenue Program, minimum term									28 months
Guaranteed Revenue Program, drawdown period									10 months
Customer deposit per aircraft									$ 1,250
Guaranteed revenue program deposits					$ 0
Fractional ownership, contractual term (up to)					5 years
Period for stockholder approval of equity incentive plan							12 months
Capitalized sales commissions					$ 1,748	1,315,000
Contract acquisition costs, current					923	514,000
Contract acquisition costs, noncurrent					965	631,000
Amortization of contract costs					1,136	827
Aircraft held for sale, current portion					7,786	0
Aircraft held for sale, non-current portion					4,085	0
Advertising expense					$ 8,707	$ 6,013
Employee Stock
Product Information [Line Items]
Number of shares reserved for issuance (in shares) | shares					1,500,000
Shares purchased by employees (in shares) | shares					0
Maximum
Product Information [Line Items]
Customer deposits					$ 500
Common Class A | Common Stock
Product Information [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares) | shares	9,550,274	73,947	203,500		277,447
Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes | Common Class A | Common Stock
Product Information [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares) | shares				9,550,274
Aircraft Engine
Product Information [Line Items]
Estimated Useful Life					7 years